SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2018
Accounting Policies [Line Items]
Number of shares anti-dilutive under the treasury stock method			21,866,667			21,866,667
Interest income earned on the Trust Account	$ 172,000	$ 2,500,000	$ 1,600,000	$ 4,900,000	$ 2,048,296	$ 8,972,545
Unrecognized tax benefits	0		0		0	0	$ 0
Amounts accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0	$ 0
Class A Ordinary shares
Accounting Policies [Line Items]
Possible redemption shares	41,835,134		41,835,134		42,061,226	42,018,501
Concentration of Credit Risk
Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000			$ 250,000